Average Annual Total Returns - FidelityGovernmentIncomeFund-AMCIZPRO - FidelityGovernmentIncomeFund-AMCIZPRO - Fidelity Government Income Fund	Oct. 30, 2023
Fidelity Advisor Government Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(16.52%)
Past 5 years	(1.60%)
Past 10 years	(0.32%)
Fidelity Advisor Government Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.90%)
Past 5 years	(2.17%)
Past 10 years	(0.95%)
Fidelity Advisor Government Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.77%)
Past 5 years	(1.42%)
Past 10 years	(0.49%)
Fidelity Advisor Government Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(14.58%)
Past 5 years	(1.54%)
Past 10 years	(0.53%)
Fidelity Advisor Government Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(16.50%)
Past 5 years	(1.58%)
Past 10 years	(0.31%)
Fidelity Advisor Government Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(12.78%)
Past 5 years	(0.49%)
Past 10 years	0.37%
Fidelity Advisor Government Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(12.66%)
Since Inception	(0.08%)	[1]
LB003
Average Annual Return:
Past 1 year	(12.32%)
Past 5 years	(0.06%)
Past 10 years	0.60%
F0682
Average Annual Return:
Past 1 year	(12.18%)
Past 5 years	(0.17%)
Past 10 years	0.64%

[1]	AFrom October 2, 2018.